OTHER (EXPENSES) INCOME, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Expenses Income Net
Expected discount loss	$ 8,250	$ 1,922
other expenses		$ 1,267	$ 2,951
Equity method loss			1,894
gain on the acquisition of a joint venture			$ 5,505